UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10347

Nuveen California Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         5/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
	May 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 141.9% (100.0% of Total Investments)

	MUNICIPAL BONDS – 141.9% (100.0% of Total Investments)

	Consumer Staples – 10.2% (7.2% of Total Investments)
$ 2,500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	$ 2,536,875
	Angeles County Securitization Corporation, Series 2006A, 5.650%, 6/01/41
360	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	8/16 at 100.00	BBB+	360,115
	Sonoma County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	6/16 at 15.78	CCC	3,798,000
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
16,685	5.000%, 6/01/33	6/17 at 100.00	B–	16,794,453
6,625	5.750%, 6/01/47	6/17 at 100.00	B–	6,701,784
6,265	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	6,371,129
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,185	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed	8/16 at 100.00	B+	1,184,929
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A,
	5.125%, 6/01/46
58,620	Total Consumer Staples			37,747,285
	Education and Civic Organizations – 4.2% (2.9% of Total Investments)
2,160	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,652,739
	Series 2011, 6.125%, 10/01/36
850	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship	6/22 at 102.00	N/R	998,002
	Education Multiple Projects, Series 2014A , 7.250%, 6/01/43
3,000	California State University, Systemwide Revenue Bonds, Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	3,653,400
	California State University, Systemwide Revenue Bonds, Series 2016A:
1,000	5.000%, 11/01/33	5/26 at 100.00	AA–	1,246,210
1,725	5.000%, 11/01/41	5/26 at 100.00	AA–	2,106,743
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,220,745
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
1,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	1,512,433
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
12,785	Total Education and Civic Organizations			15,390,272
	Health Care – 27.9% (19.7% of Total Investments)
5,640	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	6,608,162
	HealthCare, Series 2014A, 5.000%, 8/01/43
1,215	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	11/25 at 100.00	AA–	1,447,211
	Series 2016A, 5.000%, 11/15/46
610	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	714,090
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
670	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	790,855
	Series 2014A, 5.000%, 10/01/38
1,320	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	1,544,083
	Series 2014B, 5.000%, 10/01/44
1,445	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	1,641,939
	San Diego, Series 2011, 5.250%, 8/15/41
1,765	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	2,022,972
	Series 2009A, 5.750%, 7/01/39
3,530	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B,	8/20 at 100.00	AA–	4,250,191
	6.000%, 8/15/42
3,735	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	11/16 at 100.00	AA–	4,063,605
	Bond Trust 2015-XF0061, 17.598%, 11/15/39 (IF)
1,150	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	1,300,478
	University Medical Center, Series 2014A, 5.250%, 12/01/34
3,060	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB	3,453,455
	University Medical Center, Series 2016A, 5.250%, 12/01/56
1,615	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/18 at 100.00	AA	1,707,523
	System West, Series 2007B, 5.000%, 3/01/37 – AGC Insured
1,045	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/26 at 100.00	A	1,259,235
	System/West, Series 2015A, 5.000%, 3/01/35
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,546,638
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44
1,000	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	AA–	1,154,540
	Series 2012A, 5.000%, 4/01/42
1,594	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	2,023,681
	System, Tender Option Bond Trust 2016-XG0041, 18.036%, 1/01/34 – AGM Insured (IF)
8,875	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	10,661,360
	2011A, 6.000%, 8/15/42
4,500	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic	7/17 at 100.00	AA	4,700,610
	Healthcare West, Insured Series 2008K, 5.500%, 7/01/41 – AGC Insured
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,500	5.500%, 7/01/30 (4)	8/16 at 100.00	CCC	3,499,930
2,330	5.500%, 7/01/35 (4)	8/16 at 100.00	CCC	2,333,169
645	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	AA–	649,476
	System, Series 2001C, 5.250%, 8/01/31
3,860	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health	7/18 at 100.00	AA–	4,237,933
	System, Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,600	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	6,092,800
	Option Bond Trust 2016-XF2351, 17.626%, 5/15/38 (IF) (5)
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	BBB	4,461,520
	5.250%, 1/01/42
695	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	735,824
	6.500%, 11/01/29
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	1,117,950
	6.750%, 11/01/39
7,650	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	8,186,801
	6.000%, 11/01/41
5,790	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	5,980,491
	Center, Refunding Series 2007A, 5.000%, 7/01/38
3,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	4,204,440
	7.500%, 12/01/41
8,760	The Regents of the University of California, Medical Center Pooled Revenue Bonds,	5/23 at 100.00	AA–	10,622,376
	Series 2013J, 5.250%, 5/15/31
91,334	Total Health Care			103,013,338
	Housing/Multifamily – 1.4% (1.0% of Total Investments)
1,970	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,193,930
	Series 2010A, 6.400%, 8/15/45
2,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	2,298,235
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
125	5.250%, 8/15/39	8/24 at 100.00	BBB	142,680
340	5.250%, 8/15/49	8/24 at 100.00	BBB	386,597
4,455	Total Housing/Multifamily			5,021,442
	Housing/Single Family – 3.7% (2.6% of Total Investments)
	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond
	Trust 2016-XF2308:
10,180	8.782%, 8/01/25 (Alternative Minimum Tax) (IF)	7/16 at 100.00	AA–	10,195,677
3,455	9.159%, 2/01/29 (Alternative Minimum Tax) (IF)	2/17 at 100.00	AA–	3,627,474
13,635	Total Housing/Single Family			13,823,151
	Industrials – 0.0% (0.0% of Total Investments)
5,205	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	15,355
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (6)
	Tax Obligation/General – 18.6% (13.1% of Total Investments)
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
1,260	5.000%, 2/01/29	No Opt. Call	AA–	1,526,956
1,710	5.000%, 2/01/31	No Opt. Call	AA–	2,066,603
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
3,150	5.000%, 8/01/32	2/25 at 100.00	AA–	3,839,630
5,000	5.000%, 8/01/34	8/25 at 100.00	AA–	6,114,500
	California State, General Obligation Bonds, Various Purpose Series 2009:
3,040	6.000%, 11/01/39	11/19 at 100.00	AA–	3,559,354
3,500	5.500%, 11/01/39	11/19 at 100.00	AA–	4,025,140
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,960	5.500%, 3/01/40	3/20 at 100.00	AA–	2,286,948
1,000	5.250%, 11/01/40	11/20 at 100.00	AA–	1,181,270
	California State, General Obligation Bonds, Various Purpose Series 2011:
1,770	5.250%, 10/01/28	No Opt. Call	AA–	2,128,071
4,000	5.000%, 9/01/31	No Opt. Call	AA–	4,721,920
4,315	5.000%, 10/01/41	10/21 at 100.00	AA–	5,062,056
3,230	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 2/01/29	2/22 at 100.00	AA–	3,879,747
2,465	California State, General Obligation Bonds, Various Purpose Series 2013, 5.000%, 4/01/37	4/23 at 100.00	AA–	2,938,527
1,565	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 8/01/45	8/25 at 100.00	AA–	1,883,697
15	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 –	6/16 at 100.00	AA	15,045
	NPFG Insured (Alternative Minimum Tax)
1,980	Desert Community College District, Riverside County, California, General Obligation Bonds,	2/26 at 100.00	AA–	2,431,301
	Refunding Series 2016, 5.000%, 8/01/35
1,120	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,286,006
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
4,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	5,182,061
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
3,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	A+	2,834,850
	Election 2006 Series 2011, 0.000%, 8/01/45
2,115	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds,	9/21 at 100.00	Aaa	2,475,269
	Election 2010 Series 2011A, 5.000%, 9/01/42
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/37 at 100.00	AA	5,028,927
	Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (7)
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
1,535	5.500%, 8/01/38	8/24 at 100.00	Aa3	1,888,495
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,145,728
59,395	Total Tax Obligation/General			68,502,101
	Tax Obligation/Limited – 36.9% (26.0% of Total Investments)
1,680	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A,	9/25 at 100.00	N/R	1,905,506
	Series 2015B, 5.000%, 9/01/35
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,690	5.250%, 9/01/30	9/23 at 100.00	A+	7,024,305
7,135	5.250%, 9/01/32	9/23 at 100.00	A+	8,773,624
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Various Correctional Facilities Series 2013F:
1,685	5.250%, 9/01/31	9/23 at 100.00	A+	2,074,555
1,450	5.250%, 9/01/33	9/23 at 100.00	A+	1,781,905
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	10/19 at 100.00	A+	1,158,090
	Series 2009G-1, 5.750%, 10/01/30
2,260	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects,	3/20 at 100.00	A+	2,652,133
	Series 2010A-1, 5.750%, 3/01/30
2,160	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax	9/16 at 101.00	A	2,201,234
	Allocation Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,445	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds,	10/16 at 100.00	A	1,467,802
	Jurupa Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
15,750	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	18,627,208
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45
3,225	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/28	11/25 at 100.00	A	3,854,456
1,310	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	1,342,842
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	333,023
760	5.125%, 9/01/36	9/16 at 100.00	N/R	765,860
680	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	684,597
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
1,310	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	8/16 at 100.00	A1	1,314,467
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
2,615	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	3,066,297
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
725	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	909,237
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
270	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	328,091
	Project, Series 2011, 6.750%, 9/01/40
11,165	Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds, Project Area 1,	10/16 at 100.00	AA–	11,313,828
	Refunding Series 2002, 5.100%, 4/01/30 – NPFG Insured
290	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	323,779
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
1,800	5.250%, 9/01/30	9/23 at 100.00	N/R	2,014,722
1,610	5.750%, 9/01/39	9/23 at 100.00	N/R	1,809,753
2,630	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	6/16 at 100.00	N/R	2,636,023
3,250	Pomona Public Financing Authority, California, Revenue Refunding Bonds, Merged Redevelopment	8/16 at 100.00	AA–	3,261,733
	Projects, Series 2001AD, 5.000%, 2/01/27 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
10,000	0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	1,656,900
10,025	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,558,386
3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds,	9/24 at 100.00	AA	4,213,125
	Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30
865	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A–	1,012,534
	2011A, 5.750%, 9/01/30
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	A–	4,066,943
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
155	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	191,906
	Area, Series 2011B, 6.500%, 10/01/25
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill
	Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,115,859
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,894,674
350	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	400,684
	Series 2015, 5.000%, 9/01/37
100	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	114,079
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	5,954,600
	Series 2014A, 5.000%, 4/01/44
330	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	364,492
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	1,562,970
	Project, Refunding Series 2006D, 5.000%, 8/01/23 – AMBAC Insured
1,160	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	1,215,344
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	257,101
	7.000%, 10/01/26
8,710	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds,	8/16 at 100.00	BBB+	8,735,869
	Ladera Ranch, Refunding Series 2005A, 5.000%, 8/15/32 – AMBAC Insured
1,500	Stockton Public Financing Authority, California, Lease Revenue Bonds, Series 2004, 5.250%,	8/16 at 100.00	AA–	1,500,165
	9/01/34 – FGIC Insured
1,415	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities	9/16 at 100.00	N/R	1,416,896
	District 03-02 Roripaugh, Series 2006, 5.450%, 9/01/26
1,165	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	BBB+	1,452,359
	Bonds Series 2011A, 7.000%, 8/01/39
	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment
	Project 1, Police Facility Subordinate Series 2009:
7,500	6.250%, 11/01/39	11/19 at 100.00	AA	8,755,350
5,000	5.750%, 11/01/45	11/19 at 100.00	AA	5,731,800
370	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	452,295
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
138,065	Total Tax Obligation/Limited			136,249,401
	Transportation – 12.5% (8.8% of Total Investments)
3,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	4,397,502
	2013S-4, 5.250%, 4/01/48
3,425	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	4,115,925
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
7,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	8,921,707
7,555	6.000%, 1/15/53	1/24 at 100.00	BBB–	8,958,643
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015D:
865	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,039,851
3,805	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	4,533,696
1,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,181,000
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,404,435
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,247,157
4,610	5.000%, 8/01/44	8/24 at 100.00	AA	5,490,187
2,350	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/29	No Opt. Call	A+	2,738,197
	(Alternative Minimum Tax)
1,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series	7/23 at 100.00	A+	1,129,470
	2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)
38,900	Total Transportation			46,157,770
	U.S. Guaranteed – 4.5% (3.1% of Total Investments) (8)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (8)	1,232,680
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
3,435	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (8)	3,609,086
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	N/R (8)	1,051,210
	8/01/37 (Pre-refunded 8/01/17) – RAAI Insured
2,950	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (8)	3,285,946
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
2,330	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (8)	2,920,702
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
2,185	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB– (8)	2,466,057
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
125	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (8)	156,875
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
125	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	158,161
160	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (8)	202,446
1,345	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (8)	1,435,438
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
14,655	Total U.S. Guaranteed			16,518,601
	Utilities – 5.9% (4.2% of Total Investments)
3,815	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,721,902
	2007A, 5.000%, 11/15/35
14,505	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	Aa2	17,040,328
	2012B, 5.000%, 7/01/43
18,320	Total Utilities			21,762,230
	Water and Sewer – 16.1% (11.4% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA–	2,459,920
3,000	5.000%, 10/01/29	4/23 at 100.00	AA–	3,659,880
3,000	5.000%, 10/01/34	4/23 at 100.00	AA–	3,589,020
8,840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon	No Opt. Call	Baa3	9,759,272
	Resources Channelside LP Desalination Project, Series 2012, 5.000%, 11/21/45 (Alternative
	Minimum Tax)
5,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/25 at 100.00	AAA	6,229,850
	System Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/31
3,000	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	3,417,870
	2010, 5.000%, 10/01/40
1,125	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	1,141,155
	10/01/36 – AGM Insured
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds,	No Opt. Call	AA+	2,794,867
	Series 2012B, 5.000%, 7/01/37
9,470	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds,	7/24 at 100.00	AA+	11,361,537
	Series 2014A, 5.000%, 7/01/44
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien
	Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,498,656
5,355	5.000%, 6/01/35	6/23 at 100.00	AA	6,422,733
1,500	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds,	7/25 at 100.00	AAA	1,819,290
	Series 2015A, 5.000%, 7/01/40
	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding
	Series 2016A:
2,175	5.000%, 6/01/32	12/25 at 100.00	AA	2,709,311
2,180	5.000%, 6/01/33	12/25 at 100.00	AA	2,704,944
50,245	Total Water and Sewer			59,568,305
$ 505,614	Total Long-term Investments (cost $462,780,451)			523,769,251
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (43.3)% (9)			(160,000,000)
	Other Assets Less Liabilities – 1.4%			5,371,688
	Net Assets Applicable to Common Shares – 100%			$ 369,140,939

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$523,769,251	$ —	$523,769,251

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2016, the cost of investments was $461,873,201.
Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$66,717,200
Depreciation	(4,821,150)
Net unrealized appreciation (depreciation) of investments	$61,896,050

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing.
Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has
(1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy
Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the ratings of such securities.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 30.5%.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund 3

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 29, 2016